Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 ¥ / shares shares	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted | (per share)		$ 57.30	¥ 396.37	$ 47.96	¥ 388.45
Options granted | shares	0
Options exercised | shares	152,410	201,630	201,630	203,174	203,174
Aggregate intrinsic value of options | ¥	¥ 9,451
Unrecognized compensation expense related to unvested share options | ¥	¥ 34,027
Unrecognized compensation expense, period for recognition	1 year 11 months 1 day
Weighted average exercise price | ¥ / shares	¥ 208.36
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period for recognition	2 years 3 months 18 days
Total fair value of non-vested restricted shares | ¥	¥ 64,955
Unrecognized compensation expense related to non-vested restricted shares | ¥	¥ 74,421
Stock Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock						10.00%
Maximum number of shares that may be issued | shares						2,315,000
Stock Incentive Plan 2010 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plans, term						10 years
Vesting period for remaining the 75% of options granted						36 months
Stock Incentive Plan 2010 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months						25.00%
Stock Incentive Plan 2010 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months						75.00%
Stock Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued | shares				2,800,000	2,800,000
Stock Incentive Plan 2017 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plans, term				10 years	10 years
Vesting period for remaining the 75% of options granted				36 months	36 months
Stock Incentive Plan 2017 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months				25.00%	25.00%
Stock Incentive Plan 2017 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months				75.00%	75.00%